Prepaid Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Prepaid Expenses
Prepaid Expenses

Note 4 - Prepaid Expenses

Prepaid expenses as of September 30, 2026 and December 31, 2025 consist of the following:

	September 30, 2026	December 31, 2025
Insurance	$819,906	$791,423
Consulting	135,130	325,100
Others	236,506	160,206
Prepaid expenses	1,191,542	1,276,729
Less: Current portion	1,029,042	862,400
Total non-current portion	$162,500	$414,329

Insurance

The Company maintains several insurance policies. In addition, in connection with the Company’s de-SPAC transaction that closed on September 28, 2022, the Company obtained a Directors and Officers liability run-off policy that provides coverage through September 2028.

Consulting

In connection with the September 2025 Recapitalization (as defined below), the Company issued 1,063 shares of Series B Convertible Preferred Stock, as well as Common Stock purchase warrants (as amended and restated, the “Series B Warrants” and, together with the Series B Convertible Preferred Stock, the “Series B Securities”) to purchase $0.5 million of Common Stock at the applicable conversion price to three independent service providers in exchange for professional and marketing services to be rendered through September 30, 2027. The equity instruments were measured at their grant-date fair value of approximately $0.8 million based on a valuation performed by a third-party specialist and are classified within stockholders’ equity. The grant-date fair value was recorded as prepaid consulting and is being amortized to professional services expense on a straight-line basis over the two-year service period.

Of these amounts, one of the three service providers received 480 shares of Series B Convertible Preferred Stock and a Series B Warrant to purchase $0.2 million of Common Stock at the applicable conversion price. Effective April 28, 2026, the Company and this service provider amended their agreement and, in connection therewith, the service provider returned to the Company 476 of the then-outstanding, unconverted shares of Series B Convertible Preferred Stock and its unexercised Series B Warrant. The cancellation resulted in the reversal of a prepaid expense of $0.1 million, which is reflected in the unaudited condensed consolidated statement of Stockholders’ Equity for the nine month period ended September 30, 2026.

Note 7 - Prepaid Expenses

Prepaid expenses as of December 31, 2025 and December 31, 2024 consists of the following:

	Year Ended December 31,
	2025	2024
Insurance	$791,423	$808,480
Consulting	325,100	-
Marketing	-	91,667
Others	160,206	171,889
	1,276,729	1,072,036
Less: Current portion	862,400	659,536
Total non-current portion	$414,329	$412,500

Insurance

The Company maintains several insurance policies. In addition, in connection with the Company’s de-SPAC transaction, the Company obtained a Directors and Officers liability run-off policy providing coverage through September 2028.

Consulting

In connection with the September 30, 2025 recapitalization, the Company issued 1,063 shares of Series B Convertible Preferred Stock and accompanying Series B Warrants to purchase 5,705 shares of Common Stock to three independent service providers in exchange for professional and marketing services to be rendered through September 30, 2027. The instruments were measured at grant-date fair value of approximately $0.8 million using a third-party valuation specialist and are classified within stockholders’ equity. The fair value was recorded as a prepaid consulting asset and is being amortized to professional services expense on a straight-line basis over the two-year service term. As of December 31, 2025, the unamortized balance was approximately $0.3 million. There are claw back features for certain consultants as of December 31, 2025, and the prepaid balance is approximately $0.2 million.

Marketing

In September 2024, the Company entered into a six-month marketing services agreement with an independent third-party marketing services provider for social media, investor engagement, and influencer-related marketing services covering the period September 4, 2024 through March 3, 2025. Compensation consisted of $0.2 million in Common Stock, valued at the Nasdaq closing price on September 3, 2024, and a $0.1 million cash marketing budget. The stock-based portion was recorded as a prepaid asset and amortized to marketing expense on a straight-line basis over the service term. As of December 31, 2024, the unamortized balance was approximately $0.1 million. The arrangement was fully amortized by March 3, 2025.